Discontinued Operations	12 Months Ended
Sep. 30, 2024
Discontinued operations [Abstract]
Discontinued Operations
7.	Discontinued operations

In September 2024, the Company ceased its Modules operations. The results of operations and cash flows related to this business are reclassified as discontinued operations in the consolidated statements of loss and comprehensive loss and cash flows as follows:

Consolidated statements of loss and comprehensive loss
	Years ended September 30,
	2024	2023	2022
	$	$	$
Revenue
Products	7,419,695	7,151,449	8,093,462
Services	62,210	64,810	38,809
Other	59,831	33,363	—
	7,541,285	7,249,622	8,132,271
Cost of sales	5,608,917	7,521,846	5,231,093
Gross profit	1,932,368	(272,224)	2,901,178

Operating expenses
Research and development costs, net	855,293	1,465,423	866,847
Restructuring costs	—	22,189	—
Impairment loss related to property and equipment	38,612	—	—
Impairment loss related to intangible assets	—	5,791,439	—
	893,905	7,279,051	866,847
Income (loss) from operations	1,038,463	(7,551,275)	2,034,331

Other (income) costs
Gain on fixed assets disposal	(84,576)	—	—
Finance costs, net	—	31,357	33,116
Income (loss) before income taxes	1,123,039	(7,582,632)	2,001,215
Income taxes	—	—	—
Net income (loss) and comprehensive loss from discontinued operations	1,123,039	(7,582,632)	2,001,215

Earnings (loss) per share
Net income (loss) per common share, basic and diluted	0.05	(45.24)	14.83
Weighted average common shares outstanding, basic and diluted	22,774,782	167,610	134,913

Consolidated statements of cash flows
	Years ended September 30,
	2024	2023	2022
	$	$	$
Cash flows related to operating activities	1,169,278	(5,420,025)	(2,978,135)
Cash flows related to investing activities	—	10,000	(81,227)
Cash flows related to financing activities	—	—	—
Cash flows (used in) provided by discontinued operations	1,169,278	(5,410,025)	(3,059,362)

a)	Recasted financial statements

For the years ended September 30, 2023 and 2022, the Company recast its audited and previously issued consolidated statement of loss and comprehensive loss, consolidated statements of cash flows and certain footnotes to reflect the discontinued operations.

Further, the Company also reclassified certain operating expenses between the operating expense categories below to align the year ended 2023 with the presentation in the year ended September 30, 2024.

The following tables show the adjustments made to the previously reported Consolidated statements of loss and comprehensive loss, consolidated statements of cash flows and operating expenses for the year ended September 30, 2022.

Consolidated statements of loss and comprehensive loss

	Year ended September 30, 2022
	As previously reported	Adjustments	As recast
	$	$	$
Revenue
Products	8,145,606	(8,093,462)	52,144
Services	543,409	(38,809)	504,600
Other	77,106	—	77,106
	8,766,121	(8,132,271)	633,850
Cost of sales	5,310,718	(5,231,093)	79,625
Gross profit	3,455,403	(2,901,178)	554,225

Operating expenses
Marketing and product management	3,280,864	—	3,280,864
Selling	3,976,733	—	3,976,733
General and administrative	15,548,293	—	15,548,293
Research and development costs, net	22,057,911	(866,847)	21,191,064
Stock based compensation	4,272,673		4,272,673
Impairment loss related to intangible assets	38,207,503	—	38,207,503
	87,343,977	(866,847)	86,477,130
Loss from operations	(83,888,574)	(2,034,331)	(85,922,905)

Other (income) costs
Grant revenue	(435,448)	—	(435,448)
Finance costs, net	(10,034,381)	(33,116)	(10,067,497)
Loss before income taxes from continuing operations	(73,418,745)	(2,001,215)	(75,419,960)
Income taxes	—	—	—
Net loss and comprehensive loss from continuing operations	(73,418,745)	(2,001,215)	(75,419,960)

Discontinued operations
Net income (loss) and comprehensive income (loss) from discontinued operations	—	2,001,215	2,001,215
Net loss and comprehensive loss	(73,418,745)	—	(73,418,745)

Net loss and comprehensive loss attributable to:
Non-controlling interests	(4,099,897)	—	(4,099,897)
Equity holders of the parent	(69,318,848)	—	(69,318,848)

Earnings (loss) per share
Net income (loss) per common share, basic and diluted	(513.80)	14.83	(528.64)
Weighted average common shares outstanding, basic and diluted	134,913	134,913	134,913

Consolidated statements of cash flows

	Year ended September 30, 2022
	As previously reported	Adjustments	As recast
	$	$	$
Net loss	(73,418,745)	(2,001,215)	(75,419,960)
Net income from discontinued operations	—	2,001,215	2,001,215

Operating expenses

	Year ended September 30, 2022
	As previously reported	Adjustments	As recast
	$	$	$
Employee benefit expenses	30,802,594	(713,917)	30,088,677
Stock-based compensation	4,272,673	—	4,272,673
Research costs	2,074,830	(89,788)	1,985,042
Impairment loss related to intangible assets	38,207,503	—	38,207,503
Marketing expenses	917,223	—	917,223
Selling expenses	299,382	—	299,382
Depreciation of property and equipment	1,291,048	—	1,291,048
Product line management expenses	47,965	—	47,965
Recruitment fees	791,788	(11,662)	780,126
Professional fees	3,852,140	—	3,852,140
Other expenses	1,176,515	—	1,176,515
Subcontractor services	2,006,904	(26,404)	1,980,500
Travel expenses	482,358	(11,864)	470,494
Amortization of intangible assets	257,064	—	257,064
Insurance	373,311	—	373,311
Research and development tax credits	(70,191)	—	(70,191)
Depreciation expense on right of use assets	560,870	(13,212)	547,658
Total operating expenses	87,343,977	(966,847)	86,477,130

Revenue by location

For years ended September 30, 2024, 2023 and 2022, the revenue by location, which is determined based on the primary billing address of the customer, is as follows:

	Year ended September 30,
	2024	2023	2022
	$	$	$
France	2,594,091	2,433,571	775,891
Canada	1,506,247	131,675	709,172
United States	1,481,493	2,863,154	4,609,147
Japan	1,068,814	124,384	263,752
Turkey	493,407	-	156,420
South Korea	478,024	744,466	502,461
Czech Republic	176,809	-
United Kingdom	125,529	-	300,211
Poland	77,809	116,810
Hong Kong	50,306	646,696	296,838
Columbia	31,807	54,767	-
Germany	-	182,351	266,662
Italy	-	-	171.237
New Zealand	-	-	71,015
China	-	-	125,441
Other	(65,239)	149,304	517,874
Total revenue	8,019,097	7,447,178	8,766,121
Revenue from continuing operations	(477,812)	(197,556)	(633,850)
Revenue from discontinued operations	7,541,285	7,249,622	8,132,271